UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2011

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Occidental Petroleum Corporation
Address:       10889 Wilshire Boulevard
               Los Angeles, California 90024

Form 13F File Number:  28-10313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Pineci
          Vice President, Controller and Principal Accounting Officer Occidental Petroleum Corporation
Phone:    (310) 208-8800

Signature, Place, and Date of Signing:

     /s/ ROY PINECI                 Los Angeles, California       May 10, 2011
     ---------------------------    -----------------------    -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    4
Form 13F Information Table Entry Total:              43
Form 13F Information Table Value Total:        $120,188
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       13F File Number     Name

      1           28-13910         Phibro Trading LLC
      2           28-13909         Oxy Energy Services Inc.
      3           28-13908         Occidental Petroleum Investment Co.
      4           28-12381         Phibro LLC





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                                                      FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ----------------  --------------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR SH/ PUT/    INVESTMENT      OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION     MANAGER   SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ------- --- ----  --------------  --------  ------ ------ ------
ANADARKO PETE CORP            COM             032511107      1931    23574 SH        SHARED-DEFINED  1,2,3             23574
APACHE CORP                   COM             037411105      1484    11335 SH        SHARED-DEFINED  1,2,3             11335
BARRICK GOLD CORP             COM             067901108       448     8626 SH        SHARED-DEFINED  1,2,3              8626
BP PLC                        SPONSORED ADR   055622104       254     5765 SH        SHARED-DEFINED  1,2,3              5765
BRIGHAM EXPLORATION CO        COM             109178103       414    11135 SH        SHARED-DEFINED  1,2,3             11135
CANADIAN NAT RES LTD          COM             136385101      1601    32398 SH        SHARED-DEFINED  1,2,3             32398
CHESAPEAKE ENERGY CORP        COM             165167107      1444    43082 SH        SHARED-DEFINED  1,2,3             43082
CHEVRON CORP NEW              COM             166764100      6585    61266 SH        SHARED-DEFINED  1,2,3             61266
CIMAREX ENERGY CO             COM             171798101       805     6987 SH        SHARED-DEFINED  1,2,3              6987
CME GROUP INC                 COM             12572Q105      1809     6000 SH        SHARED-DEFINED  1,2,3              6000
CONOCOPHILLIPS                COM             20825C104      3339    41805 SH        SHARED-DEFINED  1,2,3             41805
CONSOL ENERGY INC             COM             20854P109       620    11564 SH        SHARED-DEFINED  1,2,3             11564
CONTINENTAL RESOURCES INC     COM             212015101      1508    21103 SH        SHARED-DEFINED  1,2,3             21103
CORE LABORATORIES N V         COM             N22717107      2113    20679 SH        SHARED-DEFINED  1,2,3             20679
COSAN LTD                     SHS A           G25343107       635    49203 SH        SHARED-DEFINED  1,2,3             49203
DEVON ENERGY CORP NEW         COM             25179M103      3987    43450 SH        SHARED-DEFINED  1,2,3             43450
EXXON MOBIL CORP              COM             30231G102      2656    31570 SH        SHARED-DEFINED  1,2,3             31570
FLUOR CORP NEW                COM             343412102      2520    34205 SH        SHARED-DEFINED  1,2,3             34205
FREEPORT-MCMORAN COPPER & GO  COM             35671D857      1065    19170 SH        SHARED-DEFINED  1,2,3             19170
GERDAU S A                    SPONSORED ADR   373737105       655    52398 SH        SHARED-DEFINED  1,2,3             52398
HALLIBURTON CO                COM             406216101      4332    86917 SH        SHARED-DEFINED  1,2,3             86917
HESS CORP                     COM             42809H107      4661    54696 SH        SHARED-DEFINED  1,2,3             54696
INTERCONTINENTALEXCHANGE INC  COM             45865V100       391     3162 SH        SHARED-DEFINED  1,2,3              3162
MARATHON OIL CORP             COM             565849106       279     5240 SH        SHARED-DEFINED  1,2,3              5240
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100      6359   105799 SH        SHARED-DEFINED  1,2,3            105799
MOSAIC CO                     COM             61945A107      1233    15656 SH        SHARED-DEFINED  1,2,3             15656
MURPHY OIL CORP               COM             626717102      2543    34637 SH        SHARED-DEFINED  1,2,3             34637
NATIONAL OILWELL VARCO INC    COM             637071101      5671    71537 SH        SHARED-DEFINED  1,2,3             71537
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106      4893    29770 SH        SHARED-DEFINED  1,2,3             29770
PEABODY ENERGY CORP           COM             704549104      1242    17253 SH        SHARED-DEFINED  1,2,3             17253
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408      2381    58880 SH        SHARED-DEFINED  1,2,3             58880
RANGE RES CORP                COM             75281A109       187     3195 SH        SHARED-DEFINED  1,2,3              3195
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206      3978    54599 SH        SHARED-DEFINED  1,2,3             54599
SCHLUMBERGER LTD              COM             806857108      5012    53746 SH        SHARED-DEFINED  1,2,3             53746
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     26453   331697 SH        SHARED-DEFINED  1,2,3            331697
SPDR SERIES TRUST             S&P OILGAS EXP  78464A730      5856    90904 SH        SHARED-DEFINED  1,2,3             90904
STATOIL ASA                   SPONSORED ADR   85771P102      1272    46008 SH        SHARED-DEFINED  1,2,3             46008
SUNCOR ENERGY INC NEW         COM             867224107      1651    36814 SH        SHARED-DEFINED  1,2,3             36814
TETRA TECHNOLOGIES INC DEL    COM             88162F105       116     7553 SH        SHARED-DEFINED  1,2,3              7553
UNITED STATES NATL GAS FUND   UNIT NEW        912318110       575    50000 SH        SHARED-DEFINED  1,2,3             50000
UNITED STATES STL CORP NEW    COM             912909108       775    14377 SH        SHARED-DEFINED  1,2,3             14377
VALE S A                      ADR             91912E105       672    20152 SH        SHARED-DEFINED  1,2,3             20152
WHITING PETE CORP NEW         COM             966387102      3783    51511 SH        SHARED-DEFINED  1,2,3             51511
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